Subsequent Event (Detail Textuals 1) - USD ($)	1 Months Ended
	Mar. 17, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Subsequent Event | Subscription Agreement | GTD | Convertible promissory note
Subsequent Event [Line Items]
Stated principal amount	$ 10,000,000
Subsequent Event | Subscription Agreement | GTD | Convertible promissory note Two
Subsequent Event [Line Items]
Stated principal amount	$ 4,933,121.80
Interest rate	0.56%
Beneficial conversion rate	19.90%
Conversion rate	$ 1.82
Subsequent Event | Subscription Agreement | GTD | Private placement
Subsequent Event [Line Items]
Total amount	$ 40,000,000
Number of shares issued	13,773,010
Common stock, par value (in dollars per share)	$ 0.001
Price per share	$ 1.82
Total purchase price	$ 25,066,878.20
Subsequent Event | Subscription Agreement | GTD | Private placement | On or prior to March 31, 2018
Subsequent Event [Line Items]
Payment of purchase price	30,000,000
Subsequent Event | Subscription Agreement | GTD | Private placement | On or prior to April 30, 2018
Subsequent Event [Line Items]
Payment of purchase price	$ 10,000,000

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")